Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per Share
Schedule of earnings per share

€ millions, unless otherwise stated	2019	2018	2017
Profit attributable to equity holders of SAP SE	3,321	4,083	4,008
Issued ordinary shares1)	1,229	1,229	1,229
Effect of treasury shares1)	-35	-35	-31
Weighted average shares outstanding, basic1)	1,194	1,194	1,197
Dilutive effect of share-based payments1)	0	0	1
Weighted average shares outstanding, diluted1)	1,194	1,194	1,198
Earnings per share, basic, attributable to equity holders of SAP SE (in €)	2.78	3.42	3.35
Earnings per share, diluted, attributable to equity holders of SAP SE (in €)	2.78	3.42	3.35

1) Number of shares in millions